COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable leases
2013	1,813
2014	1,359
2015	913
2016	913
2017 and thereafter	3,307
Total	8,305